SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of basis used to measure investment assets and liabilities at fair value

The following tables summarize the basis used to measure investment assets and liabilities at fair value at December 31, 2025 and 2024 (dollars in thousands):

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Assets - Investments:
Common stock	$5,585,157	$—	$—	$—	$5,585,157
Mutual funds	120,058	—	—	—	120,058
REITs	23,846	—	—	—	23,846
Collective trust funds	—	—	—	11,120,673	11,120,673
Corporate debt	—	227,462	—	—	227,462
Government debt	—	184,339	—	—	184,339
Private 40-Act mutual funds	—	—	—	398,213	398,213
Total investments, at fair value	$5,729,061	$411,801	$—	$11,518,886	$17,659,748

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Liabilities - Investments sold short:
Government debt	$—	$327,342	$—	$—	$327,342
Total investments sold short, at fair value	$—	$327,342	$—	$—	$327,342

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Assets - Investments:
Common stock	$5,066,260	$—	$—	$—	$5,066,260
Mutual funds	108,326	—	—	—	108,326
REITs	25,888	—	—	—	25,888
Collective trust funds	—	—	—	9,592,890	9,592,890
Corporate debt	—	235,392	—	—	235,392
Government debt	—	154,812	—	—	154,812
Private 40-Act mutual funds	—	—	—	393,035	393,035
Total investments, at fair value	$5,200,474	$390,204	$—	$9,985,925	$15,576,603

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Liabilities - Investments sold short:
Government debt	$—	$19,750	$—	$—	$19,750
Total investments sold short, at fair value	$—	$19,750	$—	$—	$19,750

Summary of investment strategies for investments measured at NAV

	2025
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$11,120,673	Daily	0 - 5 days	—

Funds not filing as direct filing entity:
Private 40-Act mutual funds
Short-term fixed income	398,213	Daily	—	Yes (a)
	$11,518,886

	2024
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$9,592,890	Daily	0 - 5 days	—

Funds not filing as direct filing entity:
Private 40-Act mutual funds
Short-term fixed income	393,035	Daily	—	Yes (a)
	$9,985,925
(a)

The Private 40-Act mutual funds agree to redeem shares solely in cash up to the lesser of $250,000 or 1% of the respective fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Private 40-Act mutual funds reserve the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the respective fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. Redemption proceeds are ordinarily wired within three business after receipt of the redemption request, but may take up to seven days.

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of basis used to measure investment assets and liabilities at fair value

The following tables summarize the basis used to measure investments at fair value at December 31, 2025 and 2024 (dollars in thousands):

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2025	Markets	Inputs	Inputs	NAV	Total
Common stock	$106,951	$—	$—	$—	$106,951
Mutual funds	52,452	—	—	—	52,452
Collective trust funds	—	—	—	105,489	105,489
Total investments, at fair value	$159,403	$—	$—	$105,489	$264,892

	Basis of Fair Value Measurement
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable	Measured at
2024	Markets	Inputs	Inputs	NAV	Total
Common stock	$96,512	$—	$—	$—	$96,512
Mutual funds	48,681	—	—	—	48,681
Collective trust funds	—	—	—	92,029	92,029
Total investments, at fair value	$145,193	$—	$—	$92,029	$237,222

Summary of investment strategies for investments measured at NAV

	2025
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$105,489	Daily	0 - 5 days	—

	2024
	Fair value	Redemption	Redemption
	(NAV)	frequency	notice period	Restrictions
Funds filing as direct filing entity:
Collective trusts	$92,029	Daily	0 - 5 days	—